UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-03235
                                                     ---------

                          FMI Common Stock Fund, Inc.
                          ---------------------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                          ---------------------------
              (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                              -------------------
                    (Name and address of agent for service)

                                 414-226-4555
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: June 30, 2006
                          -------------

Item 1. Schedule of Investments.

                          FMI Common Stock Fund, Inc.
                            Schedule of Investments
                                 June 30, 2006
                                  (Unaudited)

Shares or Principal Amount                                         Value
---------------------------                                        -----

COMMON STOCKS-95.6%(A)<F2>

COMMERCIAL SERVICES SECTOR-16.4%
--------------------------------
               Advertising/Marketing Services-3.0%
    362,900    ADVO, Inc.                                       $  8,930,969
    171,500    Harte-Hanks, Inc.                                   4,397,260
                                                                ------------
                                                                  13,328,229
               Miscellaneous Commercial Services-6.4%
    414,100    ABM Industries Inc.                                 7,081,110
    185,500    Adesa, Inc.                                         4,125,520
    203,100    G & K Services, Inc.                                6,966,330
    263,000    Global Imaging Systems, Inc.*<F1>                  10,856,640
                                                                ------------
                                                                  29,029,600
               Personnel Services-7.0%
    394,200    Korn/Ferry International*<F1>                       7,722,378
    704,900    MPS Group, Inc.*<F1>                               10,615,794
    375,000    Watson Wyatt Worldwide Inc.                        13,177,500
                                                                ------------
                                                                  31,515,672
CONSUMER NON-DURABLES SECTOR-8.2%
---------------------------------
               Apparel/Footwear-3.7%
    445,500    Liz Claiborne, Inc.                                16,510,230

               Food: Meat/Fish/Dairy-1.9%
    332,600    Pilgrim's Pride Corp.                               8,581,080

               Food: Specialty/Candy-2.6%
    298,500    Lancaster Colony Corp.                             11,781,795

CONSUMER SERVICES SECTOR-6.2%
-----------------------------
               Other Consumer Services-3.4%
  1,470,600    ServiceMaster Co.                                  15,191,298

               Publishing: Newspapers-1.1%
    442,600    Journal Communications, Inc.                        4,974,824

               Restaurants-1.7%
    407,800    Applebee's International, Inc.                      7,837,916

DISTRIBUTION SERVICES SECTOR-9.5%
---------------------------------
               Electronics Distributors-5.5%
    515,400    Arrow Electronics, Inc.*<F1>                       16,595,880
    278,200    ScanSource, Inc.*<F1>                               8,156,824
                                                                ------------
                                                                  24,752,704
               Wholesale Distributors-4.0%
    185,300    School Specialty, Inc.*<F1>                         5,901,805
    246,800    United Stationers Inc.*<F1>                        12,172,176
                                                                ------------
                                                                  18,073,981
ELECTRONIC TECHNOLOGY SECTOR-3.8%
---------------------------------
               Computer Peripherals-1.3%
    138,200    Imation Corp.                                       5,673,110

               Electronic Equipment/Instruments-2.5%
    556,500    Paxar Corp.*<F1>                                   11,447,205

ENERGY MINERALS SECTOR-1.3%
---------------------------
               Oil & Gas Production-1.3%
    150,600    St. Mary Land & Exploration Co.                     6,061,650

FINANCE SECTOR-10.2%
--------------------
               Insurance Brokers/Services-3.0%
    530,000    Arthur J. Gallagher & Co.                          13,430,200

               Investment Managers-1.1%
    115,600    Investors Financial Services Corp.                  5,190,440

               Life/Health Insurance-3.4%
    325,000    Protective Life Corp.                              15,151,500

               Property/Casualty Insurance-2.7%
    581,250    Old Republic International Corp.                   12,421,312

HEALTH SERVICES SECTOR-1.6%
---------------------------
               Medical/Nursing Services-1.6%
    595,600    Option Care, Inc.                                   7,135,288

HEALTH TECHNOLOGY SECTOR-2.6%
-----------------------------
               Medical Specialties-2.6%
    213,200    Beckman Coulter, Inc.                              11,843,260

INDUSTRIAL SERVICES SECTOR-3.0%
-------------------------------
               Engineering & Construction-1.0%
    240,600    Pike Electric Corp.*<F1>                            4,633,956

               Environmental Services-2.0%
    244,300    Waste Connections, Inc.*<F1>                        8,892,520

PROCESS INDUSTRIES SECTOR-11.2%
-------------------------------
               Chemicals: Specialty-2.0%
    194,500    Albemarle Corp.                                     9,312,660

               Containers/Packaging-7.0%
    306,000    AptarGroup, Inc.                                   15,180,660
    534,700    Bemis Company, Inc.                                16,372,514
                                                                ------------
                                                                  31,553,174
               Industrial Specialties-2.2%
    369,800    Valspar Corp.                                       9,766,418

PRODUCER MANUFACTURING SECTOR-5.0%
----------------------------------
               Electrical Products-3.8%
    294,400    Acuity Brands, Inc.                                11,455,104
    162,600    Littelfuse, Inc.*<F1>                               5,590,188
                                                                ------------
                                                                  17,045,292
               Industrial Machinery-1.2%
    119,900    IDEX Corp.                                          5,659,280

RETAIL TRADE SECTOR-5.9%
------------------------
               Discount Stores-2.0%
    364,200    Family Dollar Stores, Inc.                          8,897,406

               Food Retail-2.2%
    408,000    Ruddick Corp.                                      10,000,080

               Specialty Stores-1.7%
    379,100    PETCO Animal Supplies, Inc.*<F1>                    7,745,013

TECHNOLOGY SERVICES SECTOR-5.4%
-------------------------------
               Data Processing Services-5.4%
    991,900    The BISYS Group, Inc.*<F1>                         13,589,030
    482,800    eFunds Corp.*<F1>                                  10,645,740
                                                                ------------
                                                                  24,234,770
TRANSPORTATION SECTOR-4.2%
--------------------------
               Air Freight/Couriers-1.2%
    165,400    Pacer International, Inc.                           5,388,732

               Trucking-3.0%
    662,000    Werner Enterprises, Inc.                           13,418,740

UTILITIES SECTOR-1.1%
---------------------
               Gas Distributors-1.1%
    137,800    Northwest Natural Gas Co.                           5,102,734
                                                                ------------
               Total common stocks                               431,582,069
                 (Cost $370,888,131)

SHORT-TERM INVESTMENTS-4.8%(A)<F2>

               Commercial Paper-4.1%
 $9,250,000    General Electric Capital Corp., 5.14%,
                 due 7/07/06                                       9,242,076
  9,250,000    Prudential Funding LLC, 5.14%, due 7/07/06          9,242,076
                                                                ------------
               Total commercial paper                             18,484,152
                 (Cost $18,484,152)

               Variable Rate Demand Note-0.7%
  3,273,150    U.S. Bank, N.A., 5.10%                              3,273,150
                                                                ------------
               Total variable rate demand note                     3,273,150
                 (Cost $3,273,150)                              ------------
               Total short-term investments                       21,757,302
                 (Cost $21,757,302)                             ------------

               Total investments-100.4%                          453,339,371
                 (Cost $392,645,433)

               Liabilities, less cash and
                 receivables - (0.4%)(A)<F2>                      (2,016,436)
                                                                ------------
               TOTAL NET ASSETS-100.0%                          $451,322,935
                                                                ------------
                                                                ------------

  *<F1>     Non-income producing security.
(A)<F2>     Percentages for the various classifications relate to net assets.

As of June 30, 2006, investment cost for federal tax purposes was $392,660,535 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation                       $78,206,460

Aggregate gross unrealized depreciation                       (17,527,624)
                                                              -----------
Net unrealized appreciation                                   $60,678,836
                                                              -----------
                                                              -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE
FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.
                  ---------------------------

     By (Signature and Title) /s/ Ted D. Kellner
                              ---------------------------
                              Ted D. Kellner, President

     Date  8-2-06
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Ted D. Kellner
                              ---------------------------
                              Ted D. Kellner, President

     Date  8-2-06
           --------------

     By (Signature and Title) /s/ Ted D. Kellner
                              ------------------------
                              Ted D. Kellner, Treasurer

     Date  8-2-06
           --------------